CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                                CHICAGO, IL 60603


                                  May 21, 2012


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                 Re: Guggenheim Defined Portfolios, Series 901

Ladies and Gentlemen:

     Enclosed please find a copy of Amendment No. 2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of Units representing the ownership of interests in the subject Fund. This Amendment No. 2 to the Registration Statement is filed on May 21, 2012, on behalf of Guggenheim Funds Distributors, LLC (the "Sponsor").

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-03763) are intended to apply not only to that series of the Fund, but to all "subsequent series" as well.

     The Fund is expected to be comprised of the following unit investment trust: Zacks International Income Advantage Strategy Portfolio, Series 2 (the "Trust"). The Trust will invest in a portfolio of common shares or depository receipts in accordance with a quantitative, objective investment strategy. We have asked that the Commission review the Trust due to the inclusion of hypothetical performance information.

     We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund on May 22, 2012.

     In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Eric F. Fess collect at (312) 845-3781 or Morrison C. Warren (312) 845-3484.

                                                               Very truly yours,

                                                      /s/ Chapman and Cutler LLP

                                                          CHAPMAN AND CUTLER LLP